Derivatives - Underlying CPI Index (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / derivative_unit	Dec. 31, 2019 USD ($) $ / derivative_unit	Dec. 31, 2020 EUR (€) $ / derivative_unit	Dec. 31, 2020 GBP (£) $ / derivative_unit	Dec. 31, 2019 EUR (€) $ / derivative_unit	Dec. 31, 2019 GBP (£) $ / derivative_unit
Disclosure of financial assets [line items]
Notional amount	$ 8,849.0	$ 7,261.0
Market value	382.7	288.0
Net gains (losses) on investments	313.1	1,716.2
CPI-linked derivatives
Disclosure of financial assets [line items]
Net gains (losses) on investments	$ (13.9)	$ (12.3)
CPI-linked derivatives
Disclosure of financial assets [line items]
Average life (in years)	2 years 8 months 12 days	2 years 9 months 18 days
Notional amount	$ 74,906.0	$ 99,804.7
Cost	347.5	614.9
Market value	2.8	6.7
Unrealized gain (loss)	$ (344.7)	$ (608.2)
United States | CPI-linked derivatives
Disclosure of financial assets [line items]
Floor rate	0.50%		0.50%	0.50%
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	245.86	244.63	245.86	245.86	244.63	244.63
United States, 1 | CPI-linked derivatives
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	2 years 7 months 6 days	2 years 8 months 12 days
Notional amount	$ 32,175.0	$ 44,775.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	232.09	231.35	232.09	232.09	231.35	231.35
Index value at period end (usd per unit) | $ / derivative_unit	260.47	256.97	260.47	260.47	256.97	256.97
Cost	$ 121.0	$ 277.5
Cost (in bps)	0.376%	0.62%	0.376%	0.376%	0.62%	0.62%
Market value	$ 0.9	$ 1.6
Market value (in bps)	0.003%	0.004%	0.003%	0.003%	0.004%	0.004%
Unrealized gain (loss)	$ (120.1)	$ (275.9)
United States, 2 | CPI-linked derivatives
Disclosure of financial assets [line items]
Floor rate	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Average life (in years)	3 years 9 months 18 days	4 years 9 months 18 days
Notional amount	$ 12,600.0	$ 12,600.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	238.30	238.30	238.30	238.30	238.30	238.30
Index value at period end (usd per unit) | $ / derivative_unit	260.47	256.97	260.47	260.47	256.97	256.97
Cost	$ 39.8	$ 39.7
Cost (in bps)	0.316%	0.315%	0.316%	0.316%	0.315%	0.315%
Market value	$ 1.1	$ 4.4
Market value (in bps)	0.009%	0.035%	0.009%	0.009%	0.035%	0.035%
Unrealized gain (loss)	$ (38.7)	$ (35.3)
European Union | CPI-linked derivatives
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	2 years 4 months 24 days	2 years 2 months 12 days
Notional amount	$ 24,226.4	$ 36,509.3	€ 19,800.0		€ 32,525.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	98.96	96.57	98.96	98.96	96.57	96.57
Index value at period end (usd per unit) | $ / derivative_unit	104.70	105.13	104.70	104.70	105.13	105.13
Cost	$ 155.6	$ 263.6
Cost (in bps)	0.642%	0.722%	0.642%	0.642%	0.722%	0.722%
Market value	$ 0.6	$ 0.6
Market value (in bps)	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%
Unrealized gain (loss)	$ (155.0)	$ (263.0)
United Kingdom | CPI-linked derivatives
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	2 years 4 months 24 days	2 years 10 months 24 days
Notional amount	$ 2,050.4	$ 2,384.5		£ 1,500.0		£ 1,800.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	249.23	243.79	249.23	249.23	243.79	243.79
Index value at period end (usd per unit) | $ / derivative_unit	295.40	291.90	295.40	295.40	291.90	291.90
Cost	$ 10.4	$ 13.4
Cost (in bps)	0.507%	0.562%	0.507%	0.507%	0.562%	0.562%
Market value	$ 0.0	$ 0.0
Market value (in bps)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Unrealized gain (loss)	$ (10.4)	$ (13.4)
France | CPI-linked derivatives
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	2 years 1 month 6 days	3 years 1 month 6 days
Notional amount	$ 3,854.2	$ 3,535.9	€ 3,150.0		€ 3,150.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	99.27	99.27	99.27	99.27	99.27	99.27
Index value at period end (usd per unit) | $ / derivative_unit	104.09	104.39	104.09	104.09	104.39	104.39
Cost	$ 20.7	$ 20.7
Cost (in bps)	0.537%	0.585%	0.537%	0.537%	0.585%	0.585%
Market value	$ 0.2	$ 0.1
Market value (in bps)	0.005%	0.003%	0.005%	0.005%	0.003%	0.003%
Unrealized gain (loss)	$ (20.5)	$ (20.6)
United States, European Union, and United Kingdom | CPI-linked derivatives
Disclosure of financial assets [line items]
Notional amount	$ 27,215.3	1,800.3
Payout At Maturity Scenario 1
Disclosure of financial assets [line items]
Floor rate	0.00%		0.00%	0.00%
Payout At Maturity Scenario 2
Disclosure of financial assets [line items]
Floor rate	0.50%		0.50%	0.50%
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	250.49		250.49	250.49
European Run-off | CPI-linked derivatives
Disclosure of financial assets [line items]
Notional amount		12,054.3
Market value		$ 0.2